UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin High Income Fund
Class A [FHQRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$89	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin High Income Fund returned 15.13%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.
Franklin High Income Fund	PAGE 1	1105-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	15.13	4.89	4.11
Class A (with sales charge)	10.81	4.09	3.72
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
*	Does not include derivatives, except purchased options, if any.
Franklin High Income Fund	PAGE 2	1105-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	1105-ATSR-1124

Franklin High Income Fund
Class A1 [FHAIX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$78	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin High Income Fund returned 15.06%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.
Franklin High Income Fund	PAGE 1	105-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	15.06	5.05	4.26
Class A1 (with sales charge)	11.00	4.27	3.86
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
*	Does not include derivatives, except purchased options, if any.
Franklin High Income Fund	PAGE 2	105-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	105-ATSR-1124

Franklin High Income Fund
Class C [FCHIX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$132	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin High Income Fund returned 14.87%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.
Franklin High Income Fund	PAGE 1	205-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	14.87	4.43	3.71
Class C (with sales charge)	13.87	4.43	3.71
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
*	Does not include derivatives, except purchased options, if any.
Franklin High Income Fund	PAGE 2	205-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	205-ATSR-1124

Franklin High Income Fund
Class R [FHIRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin High Income Fund returned 14.88%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.
Franklin High Income Fund	PAGE 1	805-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	14.88	4.67	3.90
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin High Income Fund	PAGE 2	805-ATSR-1124

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	805-ATSR-1124

Franklin High Income Fund
Class R6 [FHRRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin High Income Fund returned 15.44%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.
Franklin High Income Fund	PAGE 1	355-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	15.44	5.22	4.49
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin High Income Fund	PAGE 2	355-ATSR-1124

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	355-ATSR-1124

Franklin High Income Fund
Advisor Class [FVHIX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$63	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin High Income Fund returned 15.94%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.
Franklin High Income Fund	PAGE 1	605-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.94	5.21	4.41
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin High Income Fund	PAGE 2	605-ATSR-1124

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	605-ATSR-1124

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $55,305 for the fiscal year ended September 30, 2024 and $51,771 for the fiscal year ended September 30, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2024 and $5,000 for the fiscal year ended September 30, 2023. The services for which these fees were paid included fees for tax compliance matters.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended September 30, 2024 and $140,000 for the fiscal year ended September 30, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2024 and $ 1,258 for the fiscal year ended September 30, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,638 for the fiscal year ended September 30, 2024 and $75,699 for the fiscal year ended September 30, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, and professional fees relating to security counts and professional fees in connection with Soc 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $233,638 for the fiscal year ended September 30, 2024 and $221,957 for the fiscal year ended September 30, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
High Income Fund
Financial Statements and Other Important Information
Annual | September 30, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 21
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 36
Tax Information 37
Changes In and Disagreements with Accountants 38
Results of Meeting(s) of Shareholders 38
Remuneration Paid to Directors, Officers and Others 38
Board Approval of Management and Subadvisory Agreements 38

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.62 $1.54 $1.69 $1.87 $1.72 $1.80
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.10 0.03 0.08 0.09 0.09
Net realized and unrealized gains (losses) 0.13 0.08 (0.15) (0.17) 0.16 (0.07)
Total from investment operations ........ 0.24 0.18 (0.12) (0.09) 0.25 0.02
Less distributions from:
Net investment income .............. (0.11) (0.10) (0.03) (0.09) (0.10) (0.10)
Net asset value, end of year ........... $1.75 $1.62 $1.54 $1.69 $1.87 $1.72
Total return
d
....................... 15.13% 12.06% (7.03)% (5.15)% 14.52% 0.88%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.86% 0.88% 0.87% 0.86% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.85%
f
0.87%
f
0.87%
f,g
0.85%
f
0.86%
f,g
Net investment income ............... 6.26% 6.05% 6.02% 4.66% 5.10% 5.19%
Supplemental data
Net assets, end of year (000’s) ......... $886,357 $713,381 $642,620 $689,210 $553,316 $309,844
Portfolio turnover rate ................ 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.64 $1.56 $1.71 $1.88 $1.73 $1.81
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.10 0.03 0.09 0.10 0.10
Net realized and unrealized gains (losses) 0.13 0.08 (0.15) (0.17) 0.15 (0.08)
Total from investment operations ........ 0.24 0.18 (0.12) (0.08) 0.25 0.02
Less distributions from:
Net investment income .............. (0.11) (0.10) (0.03) (0.09) (0.10) (0.10)
Net asset value, end of year ........... $1.77 $1.64 $1.56 $1.71 $1.88 $1.73
Total return
d
....................... 15.06% 12.02% (6.90)% (4.51)% 14.52% 0.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.76% 0.78% 0.77% 0.76% 0.76%
Expenses net of waiver and payments by
affiliates .......................... 0.73% 0.75%
f
0.77%
f
0.76%
f
0.76%
f,g
0.76%
f,g
Net investment income ............... 6.35% 6.15% 6.12% 4.74% 5.18% 5.29%
Supplemental data
Net assets, end of year (000’s) ......... $1,288,613 $1,276,764 $1,311,893 $1,483,888 $1,758,443 $1,759,206
Portfolio turnover rate ................ 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.66 $1.58 $1.74 $1.91 $1.76 $1.83
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.09 0.03 0.08 0.09 0.09
Net realized and unrealized gains (losses) 0.14 0.09 (0.16) (0.17) 0.15 (0.07)
Total from investment operations ........ 0.24 0.18 (0.13) (0.09) 0.24 0.02
Less distributions from:
Net investment income .............. (0.10) (0.10) (0.03) (0.08) (0.09) (0.09)
Net asset value, end of year ........... $1.80 $1.66 $1.58 $1.74 $1.91 $1.76
Total return
d
....................... 14.87% 11.25% (7.53)% (4.93)% 13.69% 0.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.24% 1.26% 1.28% 1.26% 1.26% 1.26%
Expenses net of waiver and payments by
affiliates .......................... 1.23% 1.25%
f
1.27%
f
1.26%
f,g
1.26%
f,g
1.26%
f,g
Net investment income ............... 5.85% 5.64% 5.63% 4.22% 4.68% 4.79%
Supplemental data
Net assets, end of year (000’s) ......... $77,858 $77,923 $98,923 $119,630 $220,646 $251,930
Portfolio turnover rate ................ 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.68 $1.59 $1.75 $1.92 $1.77 $1.84
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.10 0.03 0.08 0.09 0.09
Net realized and unrealized gains (losses) 0.13 0.09 (0.16) (0.17) 0.15 (0.07)
Total from investment operations ........ 0.24 0.19 (0.13) (0.09) 0.24 0.02
Less distributions from:
Net investment income .............. (0.10) (0.10) (0.03) (0.08) (0.09) (0.09)
Net asset value, end of year ........... $1.82 $1.68 $1.59 $1.75 $1.92 $1.77
Total return
d
....................... 14.88% 12.01% (7.44)% (4.75)% 13.78% 1.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.09% 1.11% 1.13% 1.12% 1.11% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.08% 1.10%
f
1.12%
f
1.11%
f
1.11%
f,g
1.11%
f,g
Net investment income ............... 6.00% 5.80% 5.77% 4.39% 4.83% 4.94%
Supplemental data
Net assets, end of year (000’s) ......... $59,229 $57,051 $57,909 $64,250 $74,532 $77,148
Portfolio turnover rate ................ 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.63 $1.55 $1.71 $1.88 $1.73 $1.80
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.10 0.03 0.09 0.10 0.10
Net realized and unrealized gains (losses) 0.13 0.09 (0.16) (0.17) 0.15 (0.07)
Total from investment operations ........ 0.24 0.19 (0.13) (0.08) 0.25 0.03
Less distributions from:
Net investment income .............. (0.11) (0.11) (0.03) (0.09) (0.10) (0.10)
Net asset value, end of year ........... $1.76 $1.63 $1.55 $1.71 $1.88 $1.73
Total return
d
....................... 15.44% 12.37% (7.42)% (4.24)% 14.82% 1.80%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.53% 0.55% 0.55% 0.54% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.49% 0.49%
f
0.50%
f
0.51%
f
0.51%
f
0.50%
f
Net investment income ............... 6.59% 6.42% 6.39% 5.01% 5.39% 5.55%
Supplemental data
Net assets, end of year (000’s) ......... $203,691 $115,142 $90,344 $98,282 $88,257 $66,681
Portfolio turnover rate ................ 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.63 $1.56 $1.71 $1.88 $1.73 $1.81
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.10 0.03 0.09 0.10 0.10
Net realized and unrealized gains (losses) 0.14 0.08 (0.15) (0.17) 0.15 (0.08)
Total from investment operations ........ 0.25 0.18 (0.12) (0.08) 0.25 0.02
Less distributions from:
Net investment income .............. (0.11) (0.11) (0.03) (0.09) (0.10) (0.10)
Net asset value, end of year ........... $1.77 $1.63 $1.56 $1.71 $1.88 $1.73
Total return
d
....................... 15.94% 11.52% (6.86)% (4.37)% 14.68% 1.12%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.61% 0.63% 0.62% 0.61% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.60%
f
0.62%
f
0.61%
f
0.61%
f,g
0.61%
f,g
Net investment income ............... 6.51% 6.31% 6.32% 4.89% 5.34% 5.44%
Supplemental data
Net assets, end of year (000’s) ......... $298,151 $295,183 $257,358 $353,786 $341,889 $299,110
Portfolio turnover rate ................ 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments, September 30, 2024
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Metals & Mining 0.1%
Alpha Metallurgical Resources, Inc. ...................... United States 4,346 $ 1,026,438
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. ................................ United States 8,816 57,568
Birch Permian Holdings, Inc. ........................... United States 690,410 4,983,725
California Resources Corp. ............................ United States 1,425 74,770
5,116,063
Pharmaceuticals 0.1%
a
Endo, Inc. ......................................... United States 144,894 3,691,899
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 75 —
Total Common Stocks (Cost $ 28,672,386 ) ....................................
9,834,400
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp. , 10/27/24 .................... United States 3,278 54,972
a,b
Canvas Energy, Inc. , 10/01/24 .......................... United States 13 —
a,b
Canvas Energy, Inc. , 10/01/25 .......................... United States 13 —
54,972
Total Warrants (Cost $ – ) ....................................................
54,972
Principal
Amount
*
Corporate Bonds 93.7%
Aerospace & Defense 1.7%
c
Boeing Co. (The) , Senior Bond , 144A, 6.528% , 5/01/34 ....... United States 3,200,000 3,435,655
c
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 17,000,000 17,802,162
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 7,500,000 7,819,440
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 19,600,000 19,892,331
48,949,588
Automobile Components 2.5%
c
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 .................... United States 13,100,000 13,913,840
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 7,900,000 8,143,968
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 . United States 5,400,000 4,913,673
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 19,500,000 17,184,108
c
Garrett Motion Holdings, Inc. / Garrett LX I SARL , Senior Note ,
144A, 7.75% , 5/31/32 ............................... United States 12,000,000 12,289,872
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ..
United States 1,300,000 1,196,693
c
ZF North America Capital, Inc. ,
Senior Note , 144A, 6.75% , 4/23/30 .................... Germany 3,900,000 3,935,818
Senior Note , 144A, 6.875% , 4/23/32 ................... Germany 8,400,000 8,434,885
70,012,857
Automobiles 0.6%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 18,400,000 18,196,181

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.4%
c
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 Canada 11,500,000 $ 11,037,896
Biotechnology 0.3%
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 10,000,000 9,375,595
Broadline Retail 0.1%
c ,d
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 3,800,000 3,902,449
Building Products 2.5%
c
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ......................................... United States 2,900,000 2,965,073
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 2,000,000 1,771,594
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 25,400,000 26,221,563
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 9,300,000 9,646,434
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 20,900,000 22,565,282
c
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 6,500,000 6,735,943
69,905,889
Capital Markets 0.5%
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 11/15/29 ............................... United States 6,100,000 5,876,462
c
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 8,600,000 9,164,598
15,041,060
Chemicals 3.3%
b ,c ,e ,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 1,891,272 —
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,200,000 5,334,826
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 4,100,000 3,234,407
c ,d
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 8,700,000 8,895,750
c
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 ........................................ Switzerland 12,700,000 10,748,780
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,200,000 4,007,586
c
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 . United States 19,500,000 18,055,163
c ,e
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 5,292,000 4,432,050
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 24,000,000 25,952,328
c
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ................................... United States 313,000 309,950
c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 11,800,000 11,036,239
92,007,079
Commercial Services & Supplies 2.7%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 12,000,000 12,268,164
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ......... United States 15,300,000 15,163,574
c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 16,100,000 15,312,579
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 10,700,000 10,802,132
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 8,800,000 8,729,856

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 12,100,000 $ 12,587,569
74,863,874
Communications Equipment 0.5%
c
CommScope LLC ,
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 11,700,000 9,713,532
Senior Secured Note , 144A, 6% , 3/01/26 ................ United States 2,500,000 2,434,375
c
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 United States 1,635,000 1,583,906
13,731,813
Construction & Engineering 0.3%
c
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 5,400,000 5,195,332
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 3,300,000 3,456,433
8,651,765
Consumer Finance 2.8%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 3,400,000 3,662,482
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 9,200,000 9,704,684
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 19,300,000 19,886,160
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4% , 3/26/29 ..................... United Kingdom 2,150,000 2,239,275
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 2,900,000 3,063,032
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 7,600,000 7,309,772
Senior Note , 6.625% , 1/15/28 ........................ United States 4,400,000 4,483,380
Senior Note , 9% , 1/15/29 ........................... United States 7,300,000 7,741,774
Senior Note , 7.125% , 11/15/31 ....................... United States 6,400,000 6,481,658
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 15,000,000 14,810,605
79,382,822
Consumer Staples Distribution & Retail 0.4%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 7,200,000 7,629,084
d
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 3,300,000 3,311,792
10,940,876
Containers & Packaging 3.3%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 8,100,000 6,045,559
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 30,000,000 30,789,270
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 10,500,000 10,861,489
c
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 .... United States 9,800,000 9,276,055
c
Owens-Brockway Glass Container, Inc. ,
Senior Note , 144A, 6.625% , 5/13/27 ................... United States 3,961,000 3,983,332
Senior Note , 144A, 7.25% , 5/15/31 .................... United States 3,500,000 3,600,037
c
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 ... United States 2,800,000 2,684,596
c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4% , 10/15/27 ...... United States 20,800,000 20,019,432
c
Trivium Packaging Finance BV ,
Senior Note , 144A, 8.5% , 8/15/27 ..................... Netherlands 2,100,000 2,107,113

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c
Trivium Packaging Finance BV, (continued)
Senior Secured Note , 144A, 5.5% , 8/15/26 .............. Netherlands 3,600,000 $ 3,589,143
92,956,026
Distributors 0.7%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 4,800,000 4,978,099
c
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 6,500,000 6,930,690
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 6,300,000 6,521,048
18,429,837
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 14,300,000 13,436,852
Diversified REITs 1.5%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 15,900,000 14,835,896
c
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............. United States 14,500,000 13,620,275
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 8,000,000 7,809,106
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 7,000,000 6,710,061
42,975,338
Diversified Telecommunication Services 2.1%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .. France 7,500,000 5,460,273
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 3,000,000 2,920,507
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 10,900,000 10,512,865
Senior Bond , 144A, 4.5% , 8/15/30 ..................... United States 10,500,000 9,525,679
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 3,400,000 3,000,090
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 8,000,000 8,015,080
c
Iliad Holding SASU ,
Senior Secured Note , 144A, 6.5% , 10/15/26 ............. France 2,000,000 2,023,342
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 10,400,000 10,588,885
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 6,900,000 6,143,420
58,190,141
Electric Utilities 1.0%
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.625% , 2/15/27 ................... United States 9,300,000 9,292,620
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 8,700,000 9,373,102
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 8,700,000 9,158,908
27,824,630
Electrical Equipment 1.2%
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 9,700,000 10,322,610
Senior Note , 6.4% , 4/15/33 .......................... United States 7,900,000 8,454,693
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 16,400,000 15,865,158
34,642,461
Electronic Equipment, Instruments & Components 0.5%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 9,300,000 8,820,546

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 4,800,000 $ 5,015,366
13,835,912
Energy Equipment & Services 2.6%
c
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 7,100,000 7,349,256
c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 12,300,000 12,738,901
c
Nabors Industries, Inc. ,
Senior Note , 144A, 7.375% , 5/15/27 ................... United States 6,200,000 6,218,773
Senior Note , 144A, 9.125% , 1/31/30 ................... United States 4,600,000 4,748,042
Senior Note , 144A, 8.875% , 8/15/31 ................... United States 9,900,000 9,426,434
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 6,000,000 6,016,296
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 1,800,000 1,855,613
c
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .. United States 13,430,000 14,013,359
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 11,000,000 11,470,212
73,836,886
Entertainment 0.6%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 15,300,000 15,915,106
Financial Services 3.7%
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ......................................... United States 4,400,000 4,577,215
c
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ...................... Ireland 8,200,000 8,574,223
Senior Note , 144A, 8% , 6/15/28 ...................... Ireland 15,400,000 16,516,223
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 14,500,000 14,513,984
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 8,700,000 9,296,785
c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 19,600,000 19,221,440
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 9,300,000 9,634,205
Senior Note , 144A, 5% , 10/01/29 ..................... United States 5,000,000 4,604,168
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 9,600,000 10,011,024
c
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% ,
11/15/25 ........................................ United States 7,100,000 7,092,617
104,041,884
Food Products 1.1%
B&G Foods, Inc. , Senior Note , 5.25% , 4/01/25 .............
United States 3,190,000 3,186,984
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 3,300,000 3,469,524
Pilgrim's Pride Corp. , Senior Bond , 6.875% , 5/15/34 .........
United States 17,900,000 19,887,813
c
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 5,500,000 5,670,269
32,214,590
Ground Transportation 2.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 4,100,000 4,287,499
c
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25% , 1/15/30 .......................... United States 20,400,000 20,883,698
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 13,400,000 12,584,530

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 10,100,000 $ 10,535,633
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 12,100,000 12,748,354
61,039,714
Health Care Equipment & Supplies 1.1%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 10,000,000 10,587,500
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 10,300,000 10,113,804
c
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 9,000,000 9,969,804
30,671,108
Health Care Providers & Services 4.1%
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 6,800,000 5,819,767
Senior Secured Note , 144A, 5.625% , 3/15/27 ............ United States 5,900,000 5,810,398
Senior Secured Note , 144A, 8% , 12/15/27 ............... United States 1,200,000 1,204,927
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 6,000,000 5,830,350
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 6,500,000 5,987,314
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 8,500,000 9,377,498
c
Concentra Escrow Issuer Corp. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 5,200,000 5,474,367
c
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 16,700,000 15,932,387
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 7,700,000 7,961,069
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 18,700,000 17,823,531
c
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% ,
11/01/28 ........................................ United States 22,200,000 10,190,547
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 9,800,000 9,821,403
Senior Secured Note , 6.125% , 6/15/30 ................. United States 14,600,000 14,856,843
116,090,401
Health Care REITs 0.8%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5.25% , 8/01/26 ......................... United States 11,400,000 10,866,709
Senior Bond , 3.5% , 3/15/31 .......................... United States 16,200,000 11,844,008
22,710,717
Hotel & Resort REITs 1.0%
c ,d
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 3,300,000 3,324,651
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 6,000,000 6,283,584
Senior Note , 144A, 4.5% , 2/15/29 ..................... United States 6,500,000 6,294,718
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 12,300,000 12,720,488
28,623,441
Hotels, Restaurants & Leisure 7.2%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 8,500,000 7,845,719
b ,c ,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 23,000,000 —
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 15,500,000 16,344,347
c
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ......... United States 2,600,000 2,501,411

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 6,900,000 $ 6,567,854
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 6,800,000 7,108,591
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 12,700,000 13,144,995
c
Carnival Corp. ,
Senior Note , 144A, 7.625% , 3/01/26 ................... United States 2,200,000 2,221,747
Senior Note , 144A, 5.75% , 3/01/27 .................... United States 24,000,000 24,321,059
c
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ......................................... United States 10,000,000 10,796,934
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 13,200,000 12,306,530
c
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ......... United States 5,200,000 5,203,570
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.5% , 8/31/26 ..................... United States 4,000,000 4,041,780
Senior Note , 144A, 5.375% , 7/15/27 ................... United States 4,900,000 4,947,182
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 7,000,000 7,265,748
Senior Note , 144A, 6% , 2/01/33 ...................... United States 9,000,000 9,232,281
c
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. ,
Senior Secured Note , 144A, 6.625% , 5/01/32 ............. United States 17,400,000 18,031,933
c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 9,800,000 9,470,271
c
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 ................... United States 4,900,000 4,900,006
Senior Note , 144A, 7% , 2/15/29 ...................... United States 9,900,000 10,032,472
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000,000 26,988,069
203,272,499
Household Durables 2.3%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625% , 8/01/29 ................... United States 10,300,000 9,896,708
Senior Note , 144A, 4.625% , 4/01/30 ................... United States 8,000,000 7,671,325
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 9,000,000 9,518,985
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 9,000,000 9,405,999
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 14,200,000 15,215,882
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ..............
United States 12,600,000 11,842,018
63,550,917
Household Products 0.3%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 8,400,000 7,963,200
Independent Power and Renewable Electricity Producers 1.2%
c
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 10,300,000 10,164,271
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 7,200,000 7,034,933
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 8,800,000 7,970,269
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 3,500,000 3,437,164
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 7,000,000 6,416,200
35,022,837
Insurance 2.4%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 7,200,000 7,524,662
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 8,900,000 9,166,733
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 5,400,000 5,384,043
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 3,600,000 3,654,369

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
(continued)
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 2,500,000 $ 2,542,345
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 13,400,000 13,780,198
c
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 8,700,000 9,071,537
Jones Deslauriers Insurance Management, Inc. ,
c
Senior Note , 144A, 10.5% , 12/15/30 ................... Canada 15,300,000 16,651,694
67,775,581
IT Services 1.9%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 8,500,000 8,123,505
c
Cogent Communications Group LLC , Senior Note , 144A, 7% ,
6/15/27 ......................................... United States 4,000,000 4,073,776
c
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc. , Senior Note , 144A, 7% , 6/15/27 ............ United States 9,400,000 9,561,511
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,700,000 11,302,164
c
Gartner, Inc. ,
Senior Bond , 144A, 3.75% , 10/01/30 ................... United States 6,000,000 5,636,621
Senior Note , 144A, 4.5% , 7/01/28 ..................... United States 9,300,000 9,212,720
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 4,400,000 4,203,368
52,113,665
Machinery 1.9%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 13,700,000 14,744,857
c
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............. United States 11,200,000 11,517,050
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 10,200,000 10,392,423
c
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25% , 10/01/31 United States 9,500,000 9,749,375
c
Terex Corp. , Senior Bond , 144A, 6.25% , 10/15/32 ........... United States 6,100,000 6,100,000
52,503,705
Media 3.8%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 2,700,000 2,418,265
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 8,700,000 7,500,479
Senior Secured Note , 144A, 9% , 9/15/28 ................ United States 3,500,000 3,723,643
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 11,000,000 11,511,896
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 13,700,000 13,236,077
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 7,000,000 6,770,513
c ,f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note , 144A, 6.625% , 8/15/27 ................... United States 11,300,000 148,313
Senior Secured Note , 144A, 5.375% , 8/15/26 ............ United States 13,300,000 174,562
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 10,400,000 10,218,388
c
LCPR Senior Secured Financing DAC , Senior Secured Note ,
144A, 6.75% , 10/15/27 .............................. United States 3,990,000 3,654,414
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 15,600,000 16,198,385
c
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 4,400,000 4,164,917
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 3,200,000 3,043,424
Senior Note , 144A, 4.25% , 1/15/29 .................... United States 8,000,000 7,624,388

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Outfront Media Capital LLC / Outfront Media Capital Corp.,
(continued)
Senior Secured Note , 144A, 7.375% , 2/15/31 ............ United States 4,100,000 $ 4,380,543
c
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ....... United States 12,600,000 11,896,914
106,665,121
Metals & Mining 2.3%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................
United States 11,900,000 12,683,341
c
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 11,000,000 11,134,648
c
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 16,000,000 14,957,118
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 5,600,000 5,752,511
c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
4.375% , 4/01/31 ................................... Australia 9,500,000 8,886,012
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 7,700,000 7,471,856
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 2,200,000 2,013,356
Senior Note , 144A, 3.25% , 11/15/26 ................... United States 1,600,000 1,545,389
64,444,231
Mortgage Real Estate Investment Trusts (REITs) 1.0%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 24,900,000 22,310,081
c
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ............... United States 5,700,000 5,571,653
27,881,734
Oil, Gas & Consumable Fuels 12.4%
c
Antero Resources Corp. ,
Senior Note , 144A, 7.625% , 2/01/29 ................... United States 4,422,000 4,571,667
Senior Note , 144A, 5.375% , 3/01/30 ................... United States 4,300,000 4,251,302
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 7,400,000 7,208,118
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 14,700,000 15,121,758
Cheniere Energy Partners LP ,
Senior Note , 4.5% , 10/01/29 ......................... United States 2,600,000 2,566,073
Senior Note , 4% , 3/01/31 ........................... United States 11,600,000 10,986,402
c
Chesapeake Energy Corp. ,
Senior Note , 144A, 5.875% , 2/01/29 ................... United States 5,000,000 5,029,625
Senior Note , 144A, 6.75% , 4/15/29 .................... United States 10,300,000 10,500,417
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... United States 8,900,000 9,268,027
c
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375% , 7/01/28 ................... United States 12,800,000 13,321,203
Senior Note , 144A, 8.75% , 7/01/31 .................... United States 12,800,000 13,565,287
c ,d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 5,100,000 5,247,722
c
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5% , 5/01/29 ...................................... United States 5,100,000 5,163,913
c
DT Midstream, Inc. ,
Senior Bond , 144A, 4.375% , 6/15/31 ................... United States 3,900,000 3,694,639
Senior Note , 144A, 4.125% , 6/15/29 ................... United States 5,600,000 5,360,776
EnLink Midstream LLC ,
Senior Bond , 5.375% , 6/01/29 ........................ United States 2,100,000 2,154,701
c
Senior Note , 144A, 6.5% , 9/01/30 ..................... United States 10,300,000 11,111,836
c
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 United States 1,900,000 1,957,146

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 14,800,000 $ 14,748,150
c
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 9,100,000 9,425,844
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ...................... United States 3,100,000 3,020,844
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 4,300,000 4,188,965
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 2,100,000 2,265,646
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625% , 12/15/28 .................. United States 4,800,000 4,985,592
Senior Note , 144A, 5.875% , 6/15/30 ................... United States 9,200,000 9,270,113
c
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 12,000,000 11,994,728
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 30,800,000 33,935,471
c
Matador Resources Co. ,
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 11,400,000 11,391,523
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 9,600,000 9,462,988
b ,e ,f ,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 . United States 18,564,500 —
c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 20,100,000 20,761,933
c
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ................................... United States 2,800,000 2,886,808
c
Sunoco LP , Senior Note , 144A, 7.25% , 5/01/32 ............. United States 3,000,000 3,182,511
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 2,200,000 2,208,956
Senior Note , 4.5% , 5/15/29 .......................... United States 2,700,000 2,597,910
Senior Note , 4.5% , 4/30/30 .......................... United States 5,000,000 4,794,267
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 4,900,000 4,559,546
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 5,900,000 5,580,231
Senior Secured Note , 144A, 6.25% , 1/15/30 ............. United States 4,100,000 4,300,576
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 12,900,000 13,457,145
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 3,100,000 3,494,102
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 9,800,000 10,354,739
c
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ...... United States 12,100,000 12,807,596
Vital Energy, Inc. ,
Senior Note , 9.75% , 10/15/30 ........................ United States 9,000,000 9,624,915
c
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 3,100,000 3,005,295
349,387,006
Paper & Forest Products 0.3%
c
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 8,200,000 7,372,941
Passenger Airlines 1.1%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 9,916,667 9,896,511
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 2,000,000 1,998,335
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 10,200,000 10,190,935
c
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 2,700,000 2,658,794
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 5,500,000 5,318,055
30,062,630

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.4%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 12,200,000 $ 12,687,651
Pharmaceuticals 1.3%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .... Canada 6,021,000 5,973,012
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,500,000 4,827,524
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75% , 5/09/27 ......................... Israel 10,600,000 10,463,892
Senior Note , 5.125% , 5/09/29 ........................ Israel 900,000 893,491
Senior Note , 7.875% , 9/15/29 ........................ Israel 6,400,000 7,078,541
Senior Note , 8.125% , 9/15/31 ........................ Israel 6,400,000 7,345,625
36,582,085
Real Estate Management & Development 1.0%
c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5% , 1/15/28 .......................... United States 11,670,252 11,950,817
c
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ...... United States 11,000,000 10,764,378
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ................................... United States 5,800,000 6,164,692
28,879,887
Software 0.8%
c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 6,800,000 6,706,854
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 9,400,000 9,177,574
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 6,700,000 6,381,890
22,266,318
Specialized REITs 0.7%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ................... United States 6,400,000 6,389,367
Senior Note , 144A, 7% , 2/15/29 ...................... United States 12,600,000 13,143,337
19,532,704
Specialty Retail 0.5%
c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ................................... United States 12,880,000 13,594,428
Textiles, Apparel & Luxury Goods 0.6%
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 14,700,000 15,881,057
Trading Companies & Distributors 2.2%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 15,400,000 16,101,054
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 9,800,000 10,293,411
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 15,600,000 16,171,038
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 15,400,000 15,934,334
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 4,600,000 4,758,051
63,257,888
Wireless Telecommunication Services 1.5%
c
Altice France Holding SA ,
Senior Note , 144A, 6% , 2/15/28 ...................... Luxembourg 3,100,000 968,466
Senior Secured Note , 144A, 10.5% , 5/15/27 ............. Luxembourg 17,400,000 6,035,500

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 14,000,000 $ 13,565,791
b
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............................... Bermuda 445,997 12,491
Zero Cpn., 11/17/33 ............................... Bermuda 3,630 2,392
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 19,700,000 21,066,688
41,651,328
Total Corporate Bonds (Cost $ 2,709,597,587 ) .................................
2,635,784,201
h
Senior Floating Rate Interests 2.3%
i
Chemicals 1.0%
Hexion Holdings Corp., First Lien, Initial CME Term Loan , 9.771% ,
( 3-month SOFR + 4.5% ), 3/15/29 ...................... United States 8,504,250 8,453,394
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
12.383% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 9,279,070 8,405,306
PMHC II, Inc., First Lien, Initial CME Term Loan , 9.704% ,
( 3-month SOFR + 4.25% ), 4/23/29 ..................... United States 12,838,000 12,550,365
29,409,065
a a a a a a
Health Care Technology 0.4%
i
athenahealth Group, Inc., First Lien, Initial CME Term Loan ,
8.095% , ( 1-month SOFR + 3.25% ), 2/15/29 .............. United States 11,415,706 11,363,423
Hotels, Restaurants & Leisure 0.4%
i
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
8.847% , ( 1-month SOFR + 3.75% ), 1/29/29 .............. United States 12,772,500 12,751,681
Media 0.1%
f,i
Diamond Sports Group LLC, First Lien, CME Term Loan ,
14.944% , ( 1-month SOFR + 10% ), 5/26/26 ............... United States 1,175,779 1,043,257
e
Diamond Sports Group LLC, First Lien, Debtor-In-Possession
Term Loan , PIK, 5% , 12/02/24 ........................ United States 1,393,839 1,695,264
2,738,521
a a a a a a
Software 0.4%
i
McAfee Corp., First Lien, CME Term Loan, B1 , 8.451% , ( 1-month
SOFR + 3.25% ), 3/01/29 ............................ United States 10,192,455 10,169,369
Total Senior Floating Rate Interests (Cost $ 67,068,144 ) ........................
66,432,059
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............. United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ............... United States 13,700,000 282,563
a,b
Endo DAC, Escrow Account ........................... United States 11,577,000 —
a,b
Endo, Inc., Escrow Account ............................ United States 8,973,000 —
Total Escrows and Litigation Trusts (Cost $ 450,960 ) ...........................
282,563
Total Long Term Investments (Cost $ 2,805,789,077 ) ...........................
2,712,388,195
a

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.0%
j,k
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 83,953,281 $ 83,953,281
Total Money Market Funds (Cost $ 83,953,281 ) ................................
83,953,281
Total Short Term Investments (Cost $ 83,953,281 ) ..............................
83,953,281
a
Total Investments (Cost $ 2,889,742,358 ) 99.4% ................................
$2,796,341,476
Other Assets, less Liabilities 0.6% ...........................................
17,558,478
Net Assets 100.0% .........................................................
$2,813,899,954
a a a
See Abbreviations on page 35 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $2,394,823,276, representing 85.1% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
See Note 7 regarding restricted securities.
h
See Note 1(e) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,805,789,077
Cost - Non-controlled affiliates (Note 3f) ........................................................ 83,953,281
Value - Unaffiliated issuers .................................................................. $2,712,388,195
Value - Non-controlled affiliates (Note 3f) ........................................................ 83,953,281
Cash .................................................................................... 302,769
Receivables:
Capital shares sold ........................................................................ 5,087,337
Interest ................................................................................. 46,356,692
Total assets .......................................................................... 2,848,088,274
Liabilities:
Payables:
Investment securities purchased .............................................................. 30,300,000
Capital shares redeemed ................................................................... 1,635,880
Management fees ......................................................................... 1,064,295
Distribution fees .......................................................................... 401,410
Transfer agent fees ........................................................................ 655,912
Trustees' fees and expenses ................................................................. 2,299
Accrued expenses and other liabilities ........................................................... 128,524
Total liabilities ......................................................................... 34,188,320
Net assets, at value ................................................................. $2,813,899,954
Net assets consist of:
Paid-in capital ............................................................................. $3,764,789,440
Total distributable earnings (losses) ............................................................. (950,889,486)
Net assets, at value ................................................................. $2,813,899,954

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $886,357,151
Shares outstanding ........................................................................ 506,420,531
Net asset value per share
a,b
.................................................................. $1.75
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $1.82
Class A1:
Net assets, at value ....................................................................... $1,288,613,170
Shares outstanding ........................................................................ 727,466,974
Net asset value per share
a,b
.................................................................. $1.77
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $1.84
Class C:
Net assets, at value ....................................................................... $77,858,285
Shares outstanding ........................................................................ 43,174,756
Net asset value and maximum offering price per share
a,b
............................................ $1.80
Class R:
Net assets, at value ....................................................................... $59,228,863
Shares outstanding ........................................................................ 32,555,193
Net asset value and maximum offering price per share
b
............................................. $1.82
Class R6:
Net assets, at value ....................................................................... $203,691,069
Shares outstanding ........................................................................ 115,737,614
Net asset value and maximum offering price per share
b
............................................. $1.76
Advisor Class:
Net assets, at value ....................................................................... $298,151,416
Shares outstanding ........................................................................ 168,510,469
Net asset value and maximum offering price per share
b
............................................. $1.77
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,118,297
Non-controlled affiliates (Note 3 f and 8 ) ......................................................... 6,114,281
Interest:
Unaffiliated issuers ........................................................................ 181,518,774
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 15,147
Total investment income ................................................................... 188,766,499
Expenses:
Management fees (Note 3 a ) ................................................................... 12,261,641
Distribution fees: (Note 3c )
Class A ................................................................................ 1,973,607
Class A1 ............................................................................... 1,922,623
Class C ................................................................................ 496,673
Class R ................................................................................ 290,611
Transfer agent fees: (Note 3e )
Class A ................................................................................ 913,960
Class A1 ............................................................................... 1,478,198
Class C ................................................................................ 88,177
Class R ................................................................................ 67,068
Class R6 ............................................................................... 61,458
Advisor Class ............................................................................ 345,200
Custodian fees ............................................................................ 13,126
Reports to shareholders fees .................................................................. 29,311
Registration and filing fees .................................................................... 134,755
Professional fees ........................................................................... 73,490
Trustees' fees and expenses .................................................................. 31,966
Interest expense ........................................................................... 1,614
Other .................................................................................... 65,153
Total expenses ......................................................................... 20,248,631
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (281,553)
Net expenses ......................................................................... 19,967,078
Net investment income ................................................................ 168,799,421
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (20,374,999)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 234,241,036
Net realized and unrealized gain (loss) ............................................................ 213,866,037
Net increase (decrease) in net assets resulting from operations .......................................... $382,665,458

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High Income Fund
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $168,799,421 $156,754,781
Net realized gain (loss) ................................................. (20,374,999) (88,757,297)
Net change in unrealized appreciation (depreciation) ........................... 234,241,036 218,607,102
Net increase (decrease) in net assets resulting from operations ................ 382,665,458 286,604,586
Distributions to shareholders:
Class A ............................................................. (50,397,988) (43,793,651)
Class A1 ............................................................ (81,878,983) (83,818,560)
Class C ............................................................. (4,389,532) (4,908,488)
Class R ............................................................. (3,400,497) (3,415,674)
Class R6 ............................................................ (10,731,578) (7,037,744)
Advisor Class ........................................................ (19,544,783) (18,731,050)
Total distributions to shareholders .......................................... (170,343,361) (161,705,167)
Capital share transactions: (Note 2 )
Class A ............................................................. 111,023,510 38,806,961
Class A1 ............................................................ (90,568,844) (102,183,735)
Class C ............................................................. (6,269,754) (25,867,345)
Class R ............................................................. (2,597,980) (3,916,072)
Class R6 ............................................................ 75,935,057 20,255,453
Advisor Class ........................................................ (21,387,489) 24,401,685
Total capital share transactions ............................................ 66,134,500 (48,503,053)
Net increase (decrease) in net assets ................................... 278,456,597 76,396,366
Net assets:
Beginning of year ....................................................... 2,535,443,357 2,459,046,991
End of year ........................................................... $2,813,899,954 $2,535,443,357

Franklin High Income Trust

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Annual Report
Notes to Financial Statements
Franklin High Income Fund
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin High Income Fund (Fund). The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At September 30, 2024, the Fund had no securities on loan.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 179,172,725 $303,694,538 164,259,008 $266,498,198
Shares issued in reinvestment of distributions .......... 28,048,109 47,360,919 25,369,529 40,986,737
Shares redeemed ............................... (141,948,369) (240,031,947) (165,727,347) (268,677,974)
Net increase (decrease) .......................... 65,272,465 $111,023,510 23,901,190 $38,806,961
Class A1 Shares:
Shares sold ................................... 24,951,539 $42,777,306 31,275,796 $51,183,105
Shares issued in reinvestment of distributions .......... 42,169,099 71,949,430 45,166,418 73,731,606
Shares redeemed ............................... (120,326,117) (205,295,580) (138,736,468) (227,098,446)
Net increase (decrease) .......................... (53,205,479) $(90,568,844) (62,294,254) $(102,183,735)
Class C Shares:
Shares sold ................................... 9,440,841 $16,440,073 8,237,311 $13,715,527
Shares issued in reinvestment of distributions .......... 2,361,969 4,098,063 2,765,299 4,586,429
Shares redeemed
a
.............................. (15,486,212) (26,807,890) (26,737,253) (44,169,301)
Net increase (decrease) .......................... (3,683,402) $(6,269,754) (15,734,643) $(25,867,345)
Class R Shares:
Shares sold ................................... 8,203,685 $14,395,641 5,971,275 $10,046,457
Shares issued in reinvestment of distributions .......... 1,932,258 3,380,292 2,034,038 3,401,699
Shares redeemed ............................... (11,604,859) (20,373,913) (10,333,832) (17,364,228)
Net increase (decrease) .......................... (1,468,916) $(2,597,980) (2,328,519) $(3,916,072)
Class R6 Shares:
Shares sold ................................... 74,796,347 $126,685,732 54,327,226 $88,684,219
Shares issued in reinvestment of distributions .......... 5,865,975 9,989,891 4,118,456 6,697,631
Shares redeemed ............................... (35,729,192) (60,740,566) (45,938,906) (75,126,397)
Net increase (decrease) .......................... 44,933,130 $75,935,057 12,506,776 $20,255,453
Advisor Class Shares:
Shares sold ................................... 95,432,249 $160,904,436 117,682,569 $192,591,222
Shares issued in reinvestment of distributions .......... 10,732,721 18,278,967 10,742,738 17,526,512
Shares redeemed ............................... (118,246,478) (200,570,892) (113,307,304) (185,716,049)
Net increase (decrease) .......................... (12,081,508) $(21,387,489) 15,118,003 $24,401,685
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended September 30, 2024, the gross effective investment management fee rate was 0.460% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended September 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,094,393 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $102,875
CDSC retained .............................................................................. $28,703
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2024, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended September 30, 2024 and 2023 , was as follows:
At September 30, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $49,084,957 $845,016,049 $(810,147,725) $— $— $83,953,281 83,953,281 $3,870,448
Total Affiliated Securities ... $49,084,957 $845,016,049 $(810,147,725) $— $— $83,953,281 $3,870,448
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $848,807,102
2024 2023
Distributions paid from:
Ordinary income .......................................................... $170,343,361 $161,705,167
Cost of investments .......................................................................... $2,899,418,089
Unrealized appreciation ........................................................................ $78,164,421
Unrealized depreciation ........................................................................ (181,241,034)
Net unrealized appreciation (depreciation) .......................................................... $(103,076,613)
Distributable earnings:
Undistributed ordinary income ................................................................... $994,230
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2024, aggregated
$987,348,522 and $946,194,858, respectively.
6. Credit Risk and Defaulted Securities
At September 30, 2024, the Fund had 86.6% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2024, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At September 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended September 30, 2024, investments in “affiliated companies” were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
18,564,500
Murray Energy Corp., Secured Note, 144A, PIK, 12%,
4/15/24 .................................. 4/09/15 - 4/15/19 $ 20,764,441 $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $20,764,441 $—
*
In U.S. dollars unless otherwise indicated.

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2024, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Birch Permian Holdings,
Inc ............. $ 8,716,426 $ — $ — $ — $ —
a
$ —
a
—
a
$ 2,243,833
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $8,716,426 $— $— $— $— $— $2,243,833
a
As of September 30, 2024, no longer an affiliate.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Metals & Mining ....................... $ 1,026,438 $ — $ — $ 1,026,438
Oil, Gas & Consumable Fuels ............. 132,338 4,983,725 — 5,116,063
Pharmaceuticals ....................... 3,691,899 — — 3,691,899
Specialty Retail ........................ — — —
a
—
Warrants :
Oil, Gas & Consumable Fuels ............. 54,972 — —
a
54,972
Corporate Bonds :
Aerospace & Defense ................... — 48,949,588 — 48,949,588
Automobile Components ................. — 70,012,857 — 70,012,857
Automobiles .......................... — 18,196,181 — 18,196,181
Beverages ........................... — 11,037,896 — 11,037,896
Biotechnology ......................... — 9,375,595 — 9,375,595
Broadline Retail ....................... — 3,902,449 — 3,902,449
Building Products ...................... — 69,905,889 — 69,905,889
Capital Markets ........................ — 15,041,060 — 15,041,060
Chemicals ........................... — 92,007,079 —
a
92,007,079
Commercial Services & Supplies ........... — 74,863,874 — 74,863,874
Communications Equipment .............. — 13,731,813 — 13,731,813
Construction & Engineering ............... — 8,651,765 — 8,651,765
Consumer Finance ..................... — 79,382,822 — 79,382,822
Consumer Staples Distribution & Retail ...... — 10,940,876 — 10,940,876
Containers & Packaging ................. — 92,956,026 — 92,956,026
Distributors ........................... — 18,429,837 — 18,429,837
Diversified Consumer Services ............ — 13,436,852 — 13,436,852
Diversified REITs ...................... — 42,975,338 — 42,975,338
Diversified Telecommunication Services ..... — 58,190,141 — 58,190,141
Electric Utilities ........................ — 27,824,630 — 27,824,630
Electrical Equipment .................... — 34,642,461 — 34,642,461
Electronic Equipment, Instruments &
Components ........................ — 13,835,912 — 13,835,912
Energy Equipment & Services ............. — 73,836,886 — 73,836,886
Entertainment ......................... — 15,915,106 — 15,915,106
Financial Services ...................... — 104,041,884 — 104,041,884
Food Products ........................ — 32,214,590 — 32,214,590
Ground Transportation .................. — 61,039,714 — 61,039,714
Health Care Equipment & Supplies ......... — 30,671,108 — 30,671,108
Health Care Providers & Services .......... — 116,090,401 — 116,090,401
Health Care REITs ..................... — 22,710,717 — 22,710,717
Hotel & Resort REITs ................... — 28,623,441 — 28,623,441
Hotels, Restaurants & Leisure ............. — 203,272,499 —
a
203,272,499
Household Durables .................... — 63,550,917 — 63,550,917
Household Products .................... — 7,963,200 — 7,963,200
Independent Power and Renewable Electricity
Producers .......................... — 35,022,837 — 35,022,837
Insurance ............................ — 67,775,581 — 67,775,581
IT Services ........................... — 52,113,665 — 52,113,665
Machinery ............................ — 52,503,705 — 52,503,705
Media ............................... — 106,665,121 — 106,665,121
Metals & Mining ....................... — 64,444,231 — 64,444,231
10. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
a
Includes financial instruments determined to have no value .
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ — $ 27,881,734 $ — $ 27,881,734
Oil, Gas & Consumable Fuels ............. — 349,387,006 —
a
349,387,006
Paper & Forest Products ................. — 7,372,941 — 7,372,941
Passenger Airlines ..................... — 30,062,630 — 30,062,630
Personal Care Products ................. — 12,687,651 — 12,687,651
Pharmaceuticals ....................... — 36,582,085 — 36,582,085
Real Estate Management & Development .... — 28,879,887 — 28,879,887
Software ............................. — 22,266,318 — 22,266,318
Specialized REITs ...................... — 19,532,704 — 19,532,704
Specialty Retail ........................ — 13,594,428 — 13,594,428
Textiles, Apparel & Luxury Goods .......... — 15,881,057 — 15,881,057
Trading Companies & Distributors .......... — 63,257,888 — 63,257,888
Wireless Telecommunication Services ....... — 41,636,445 14,883 41,651,328
Senior Floating Rate Interests ............... — 66,432,059 — 66,432,059
Escrows and Litigation Trusts ............... — 282,563 —
a
282,563
Short Term Investments ................... 83,953,281 — — 83,953,281
Total Investments in Securities ........... $88,858,928 $2,707,467,665 $14,883 $2,796,341,476
Selected Portfolio
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin High Income Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin High Income Trust and Shareholders of Franklin High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin High
Income Fund (the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30,
2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the two years in the period ended September 30, 2024, the period June
1, 2022 to September 30, 2022 and each of the three years in the period ended May 31, 2022 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the two years in the period ended September 30, 2024, the period June 1, 2022 to September 30, 2022, and each of the three years in the period ended
May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
November 18, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin High Income Trust

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Annual Report
Tax Information (unaudited)
Franklin High Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,362,373
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,362,373
Qualified Net Interest Income (QII) §871(k)(1)(C) $131,010,989
Section 163(j) Interest Earned §163(j) $164,428,191

Franklin High Income Trust

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Annual Report
FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Franklin High Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin High Income Trust

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional high yield funds. The Board noted
that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted management’s representation regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.

Franklin High Income Trust

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Annual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A shares for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 13 other high yield funds. The Board noted that the Management
Rate and actual total expense ratio were below the medians and in the first quintile (least expensive) of its Expense Group.
The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin High Income Trust

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Annual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4305-AFSOI 11/24
© 2024 Franklin Templeton Investments. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	November 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	November 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	November 27, 2024